T H E

TIMOTHY

P L A N

Prospectus

MAY 1, 2003

Timothy Plan

Small-Cap Variable Series

(This page is not part of the prospectus.)

Timothy Plan

Family of Funds

(the “Trust”)

Prospectus May 1, 2003

This Prospectus offers the following Portfolio (the “Fund”) of the Trust:

The Timothy Plan Small-Cap Variable Series

The Fund is intended to be a funding vehicle for Variable Annuity Contracts (“VA Contracts”) offered through existing separate accounts of the Annuity Investors Life Insurance Company (the “Insurance Company”). Effective May 1, 2002 the Board of Trustees determined that this Fund would be closed to new investors.

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. The Funds established by the Trust invest in a different market segment, and each Fund has its own investment objectives. However, all the Funds have one thing in common. They employ a zero-tolerance policy and do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-married lifestyles.

The Funds are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

CONTENTS

  4    Risk/Return Summary

  4    Small-Cap Variable Fund

  6    Fees & Expenses

  7    Purchases & Redemptions

  8    Dividends & Distributions

  8    Investment Adviser & Investment Manager

  9    Principal Underwriter

  9    General Information

10    Financial Highlights

11    Privacy Policy

12    For More Information

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003    3

RISK/RETURN SUMMARY

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner, and employs a zero tolerance philosophy in the selection of companies for its portfolios. Accordingly, as a matter of fundamental policy, none of the Funds established by the Trust invests in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-married lifestyles. Such companies are referred to throughout this Prospectus as “Excluded Securities”. Excluded Securities will not be purchased by any of our Funds. Timothy Partners Ltd. (“TPL”) is the investment adviser to the Fund, and is responsible for determining those companies that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies when practices may not fall within the exclusions described above, but could otherwise be found offensive to basic, traditional Judeo-Christian values.

Because none of our Funds will invest in Excluded Securities, the pool of securities from which each Fund may choose may be limited to a certain degree. Although TPL believes that each Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance. However, “Total Return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Funds strives to maximize both kinds of total return.

TIMOTHY PLAN SMALL-CAP VARIABLE SERIES

INVESTMENT OBJECTIVE

Long-term capital growth, with a secondary objective of current income.

PRIMARY INVESTMENT STRATEGIES

•	The Fund seeks to achieve its objectives by primarily investing in US small-cap stocks and American Depositary Receipts (“ADRs”). Small-Cap stocks is a reference to the common stock of smaller companies- companies whose total market capitalization is greater than $200 million and less than $2 billion. ADRs are certificates issued by United States banks to evidence an ownership interest in an underlying non-United States company’s stock. ADRs generally trade on United States Stock Exchanges in the same way that American common stock trades.

•	Small cap stocks, although more susceptible to price movements, also enjoy growth potential that is often not available for larger companies. As a result, prudent investing in smaller companies can result in greater capital growth than investing in larger companies.

PRIMARY RISKS

1.	General Risk - Like with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk - The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Small-Cap Stock Risk - The Fund invests in smaller companies. Smaller companies are particularly susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

4.	Excluded Security Risk - Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities.

WHO SHOULD BUY THIS FUND

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The bar chart and table below show the returns and risks of investing in the Fund by showing changes in the Fund’s yearly performance over the lifetime of the Fund. They also compare the Fund’s performance to the

4    PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003

performance of the Russell 2000 Index** during each period. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. You should be aware that the Fund’s past performance may not be an indication of how the Fund will perform in the future.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003    5

Performance Bar Chart and Table

35%

0%	3.80%	19.80%	8.16%	11.48%
					-17.38%

-35%

	1998	1999	2000	2001	2002

Year-by-Year Total Returns for calendar years ending on 12/31

The total return for the most recent quarter ended March 31, 2003 was (7.85)%.

Best Quarter	Worst Quarter
Jun-99	Sep-02
22.32%	-17.83%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	1 Year	5 Year	10 Year	Since Inception
Return without sales load	-17.38%	N/A	N/A	4.68%
Russell 2000 Index(2) (reflects no deduction for fees, expenses or taxes)	-20.48%	N/A	N/A	2.74%

(1)	Commenced investment operations on May 22, 1998.
(2)	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Additional Investment Information

The Fund may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the United States government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

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FEES AND EXPENSES

Investors using this Fund to fund a VA Contract will pay certain fees and expenses in connection with the Fund, which are estimated in the table below. The Fund pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by the Insurance Company under its VA Contract. Owners of VA Contracts should refer to the Insurance Company’s prospectus for information on those fees or charges.

Variable Series
Small Cap
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management fee	1.00%

Other expenses(1)	0.82%

Total annual fund operating expenses (before reimbursement by Advisor)	1.82%

Reimbursement(2)	0.62%

Net annual fund operating expenses	1.20%

(1)	The Trust and the TPL have entered into an agreement with the participating Life Insurance Company, pursuant to which the Insurance Company maintains the records related to the Fund’s shares in the Insurance Company Separate Accounts, processes all purchases and redemptions within the accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund’s assets.

(2)	The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep the Fund’s total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Variable
One year	$122
Three years	$381
Five years	$660
Ten years	$1,455

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003    7

PURCHASES AND REDEMPTIONS OF SHARES

Purchases and Redemptions of Shares in the Fund may be made only by the Insurance Company for its separate accounts at the direction of VA Account owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in or redemptions from the Fund and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day that a payment or withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of the Fund’s shares, or to reject any purchase order.

Purchase orders for shares of the Fund which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds will normally be wired to the Insurance Company on the next business day after receipt of the redemption instructions by the Fund, but in no event later than 7 days following receipt of instructions. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

Other Purchase Information

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments in cash, the Fund may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from the Fund, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for the Fund is based upon the Fund’s net asset value per share. Net asset value per share is calculated by adding the value of the Fund’s investments, cash and other assets, subtracting the Fund’s liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of the Fund’s shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Fund’s investment manager, in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

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DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for the security. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from the Fund are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

INVESTMENT ADVISER AND INVESTMENT MANAGER

INVESTMENT ADVISER

Timothy Partners Ltd., (“TPL”), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993 and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment manager. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from which it acquires its information, at its sole discretion. TPL has been the Adviser to the Fund since its inception.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 1.00% of the average daily net assets of the Fund. A portion of the advisory fees are paid by TPL to: (1) the investment manager for assisting in the selection of portfolio securities for the Fund, and (2) Citco-Quaker Fund Services, Inc (Citco-Quaker) for expenses related to the daily operations of the Trust performed by Citco-Quaker. These fees also cover the expenses of postage, materials, fulfillment of shareholder requests, and a variety of other administrative and marketing expenses.

INVESTMENT MANAGER

Awad Asset Management, Inc. (“Awad”), a division of Raymond James & Associates, Inc., is the investment manager for the Fund. Awad has offices at 477 Madison Avenue, New York, New York 10022, and is a joint enterprise between James D. Awad, a thirty-plus year veteran of the investment management business, and Raymond James Financial, a diversified financial services firm traded on the New York Stock Exchange. Awad selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad, Dan Veru and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad Asset Management, Inc. is a wholly owned subsidiary of Raymond James Financial. Total commissions paid to Raymond James in 2002were $494. Neither Awad, TPL, nor any affiliate of the Fund receives any compensation or other financial benefit from the commissions paid to Raymond James.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003    9

For its services as investment manager to the Fund, Awad is paid an annual fee by TPL equal to 0.25% of average daily net assets of the Fund.

In addition to serving as investment manager to the Fund since inception, Awad has served as investment manager to the Timothy Plan Small-Cap Value Fund since January 1, 1997. It also serves as investment co-adviser to two other investment companies: Heritage Small-Cap Stock Fund and Calvert New Vision Small Cap Fund. As of December 31, 2002, Awad & Associates managed in excess of $721.9 million in assets.

In choosing the securities in which to invest, the Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. (“TPL”) acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Fund’s shares under state securities laws and to assist in the sale of Fund shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.

GENERAL INFORMATION

Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of the Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

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FINANCIAL HIGHLIGHTS

The financial highlights table set forth below is intended to help you understand the Fund’s financial performance since its inception on May 22, 1998. Certain information reflects financial results for a single Fund share. Total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all period shown. This information has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report, which is available without charge upon request.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VARIABLE SERIES

	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99	Period ended 12/31/98(A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.05	$12.29	$12.37	$10.38	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)	(0.02)	0.07	(0.06)	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.26)	1.42	0.94	2.07	0.30

Total from Investment Operations	(2.27)	1.40	1.01	2.01	0.38

Less Distributions:
Dividends from Net Investment Income	—	—	(0.08)	(0.02)	—
Dividends from Realized Gains	—	(0.64)	(1.01)	—	—
Return of Capital	(0.08)	—	—	—	—

Total Distributions	(0.08)	(0.64)	(1.09)	(0.02)	—

Net Asset Value at End of Period	$10.70	$13.05	$12.29	$12.37	$10.38

Total Return(B)	(17.38)%	11.48%	8.16%	19.38%	3.80%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,839	$5,114	$3,326	$1,137	$301

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.82%	2.00%	1.83%	2.60%	2.88%	(C)
After Reimbursement and Waiver of Expenses by Advisor	1.20%	1.20%	1.20%	1.18%	1.20%	(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.73)%	(0.94)%	0.11%	(1.47)%	0.98%	(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.11)%	(0.14)%	0.74%	(0.05)%	2.66%	(C)

Portfolio Turnover	69.14%	67.40%	85.82%	65.60%	3.00%

(A)	For the Period May 22, 1998 (Commencement of Operations) to December 31,1998.
(B)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003    11

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.

The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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FOR MORE INFORMATION

Additional information about the Trust is available in the Trust’s annual report and semi-annual report to shareholders in which you will find a discussion of the market conditions and investment strategies that significantly affected the Trust’s performance during its last year of operations.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated May 1, 2003, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust’s latest annual or semi-annual report, please contact the Trust.

	Timothy Plan*	Securities and Exchange Commission
By Phone:	1-800-846-7526	1-202-942-8090

By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1304 West Fairbanks Avenue Winter Park, Florida 32789	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	info@timothyplan.com	Publicinfo@sec.gov (a duplicating fee required)

By Internet:	http://www.timothyplan.com	http://www.sec.gov

In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three days of our receiving your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003    13

The Timothy Plan

Investment Company Act No. 811-08228

14    PROSPECTUS FOR THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES                May 1, 2003

[LOGO]

T          H          E

TIMOTHY

P     L     A     N ®

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

T H E

TIMOTHY

P L A N

Prospectus

MAY 1, 2003

Timothy Plan

Strategic Growth Portfolio Variable Series

Timothy Plan

Conservative Growth Portfolio Variable Series

(This page is not part of the prospectus.)

2    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

Timothy Plan

Family of Funds

(the “Trust”)

Prospectus May 1, 2003

This Prospectus offers the following Portfolios of The Timothy Plan:

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

The Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) (each a “Portfolio” and, collectively, the “Portfolios”) are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of Insurance Companies or for Qualified Plans. The general public may not directly purchase shares of the Portfolios.

The Trust was established to provide an investment alternative for people who want to invest according to ethical and moral standards. The Timothy Plan offers several mutual funds (the “Timothy Funds”), and the Portfolios invest in the Timothy Funds according to an asset allocation program. Each Timothy Fund invests in a different market segment, and each Timothy Fund has its own investment objectives. However, the Timothy Funds all have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-married lifestyles.

The Portfolios are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

CONTENTS

  4    Risk/Return Summary

  4    The Basics About the Portfolios

  4    Timothy Plan Strategic Growth Portfolio

  7    Timothy Plan Conservative Growth Portfolio

  9    Additional Information

  9    Fees & Expenses

10    Purchases & Redemptions of Shares

10    Other Purchase Information

11    Dividends & Distributions

11    Investment Adviser

11    Principal Underwriter

12    Financial Highlights

14    Privacy Policy

14    For More Information

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    3

RISK/RETURN SUMMARY

Each Portfolio invests in certain of the Timothy Funds according to an asset allocation program determined by Timothy Partners, Ltd., the Portfolios’ Adviser. The Timothy Funds believe that they have a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, the Timothy Funds employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or that is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-married lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Timothy Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Excluded Securities will not be purchased by the Timothy Funds. Timothy Partners acts as Adviser to the Portfolios and the Timothy Funds, and is responsible for determining those securities that are Excluded Securities, and may, in its sole discretion, exclude companies involved in policies and practices that Timothy Partners believes are contrary to fundamental Judeo-Christian principals.

Because the Timothy Funds will not invest in Excluded Securities, the pool of securities from which each Timothy Fund may choose could be limited to a certain degree. Although the Adviser believes that each Timothy Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Timothy Funds’ performance, as well as the performance of the Portfolios. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. The Portfolios will strive to maximize each type of total return.

THE BASICS ABOUT THE PORTFOLIOS

The Conservative Growth Portfolio and the Strategic Growth Portfolio each attempts to achieve its investment objective by investing in a diverse portfolio of the Timothy Funds according to an asset allocation strategy described below. The Portfolios offer you the opportunity to pursue two specially constructed asset allocation strategies.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Strategic Growth Portfolio seeks to achieve medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES

The Strategic Growth Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	20-25%
Large/Mid Cap Growth Fund	30-35%
Aggressive Growth Fund	15-20%
Fixed Income Fund	5-10%

The Strategic Growth Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that the Strategic Growth Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Strategic Growth Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, the Strategic Growth Portfolio normally will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Strategic Growth Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

4    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

Because the Strategic Growth Portfolio invests in the Timothy Funds, it will bear indirectly its proportionate share of fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Strategic Growth Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    5

PRIMARY RISKS

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day and, when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Strategic Growth Portfolio is subject to all of the risks that are inherent in the Timothy Funds in which the Strategic Growth Portfolio invests:

•	Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap Value Fund, the Large/Mid Cap Growth Fund and the Aggressive Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Mid Cap Stock Risk- Although the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium size companies. Medium size companies may be more susceptible to price swings due to their size, because they often do not have the resources available to them that are available to larger companies.

•	Small Cap Stock Risk- The Aggressive Growth Fund and the Small Cap Value Fund primarily invest in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Excluded Securities Risk- Because the Timothy Funds do not invest in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

•	Growth Risks- The Large/Mid Cap Growth Fund and the Aggressive Growth Fund invest in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of these Funds believe will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s (and the Portfolio’s) returns.

•	Interest Rate Risk- When interest rates rise, bond prices fall. The higher the Fixed Income Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

•	Credit Risk- The Fixed Income Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund will primarily invest in investment grade bonds.

•	Sector Risk- In managing its portfolio, the Fixed Income Fund’s portfolio manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the portfolio manager expects, the Fixed Income Fund’s performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO

The Strategic Growth Portfolio is appropriate for investors who understand the risks of investing in moderate- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

6    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

PERFORMANCE

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns

(for calendar year ending on December 31(1))

35%

0%
-17.50%

-35%

2002

The Portfolio’s total return for the most recent quarter ended March 31, 2003 was (3.76)%.

Best Quarter	Worst Quarter
Dec-02	Sep-02
4.16%	-14.07%

Average Total Returns

(for periods ending on December 31, 2002(1))

	1 Year	5 Year	10 Year	Since Inception
Return without sales load	N/A	N/A	N/A	-17.50%
S&P 500 Index(2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A	-18.02%

(1)	Strategic Growth Portfolio commenced investment operations on May 6, 2002.
(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    7

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Conservative Growth Portfolio seeks moderate levels of long-term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.

PRIMARY INVESTMENT STRATEGIES

The Conservative Growth Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund
Small Cap Value Fund	10-15%
Large/Mid Cap Value Fund	25-30%
Large/Mid Cap Growth Fund	20-25%
Fixed Income Fund	20-25%
Money Market Fund	5-10%

The Conservative Growth Portfolio normally will invest its remaining cash, if any, in short-term U.S. government securities, money market securities, repurchase agreements and unaffiliated mutual funds.

The Adviser will determine the specific asset allocation program. On each day that the Conservative Growth Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Conservative Growth Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

To ensure adequate diversity, the Conservative Growth Portfolio will invest at least 90% of its net assets in the five Timothy Funds described above. In addition, the Conservative Growth Portfolio will invest no more than 55% of its assets in one Timothy Fund, no more than 70% in two Timothy Funds, no more than 80% in three Timothy Funds and no more than 90% in four Timothy Funds at any time.

Because the Conservative Growth Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

PRIMARY RISKS

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Conservative Growth Portfolio is subject to all of the risks that are inherent in the Timothy Funds in which the Portfolio invests:

•	Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Mid Cap Stock Risk- Although the Large/Mid Cap Value Fund and the Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium sized companies. Medium sized companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Small Cap Stock Risk- The Small Cap Value Fund primarily invests in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

•	Excluded Securities Risk- Because the Timothy Funds do not invest in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

8    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

•	Growth Risks- The Large/Mid Cap Growth Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the portfolio managers of the Funds believe will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the portfolio manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s (and the Portfolio’s) returns.

•	Interest Rate Risk- When interest rates rise, bond prices fall. The higher the Fixed Income Fund’s and the Money Market Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s Portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

•	Credit Risk- The Fixed Income Fund and the Money Market Fund could lose money if any bonds they own are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund primarily will invest in investment grade bonds and the Money Market Fund will invest only in investment grade bonds.

•	Sector Risk- In managing its portfolio, the Fixed Income Fund’s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities do not perform as well as the investment manager expects, the Fixed Income Fund’s performance could suffer.

WHO SHOULD BUY THIS PORTFOLIO

The Conservative Growth Portfolio is appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, and who want to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

PERFORMANCE

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns

(for calendar year ending on December 31(1))

35%

0%
-10.00%

-35%

2002

The Portfolio’s total return for the most recent quarter ended March 31, 2003 was (3.34)%.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    9

Best Quarter	Worst Quarter
Dec-02	Sep-02
3.57%	-9.57%

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Average Total Returns

(for period ending on December 31, 2002(1))

	1 Year	5 Year	10 Year	Since Inception

Return without sales load	N/A	N/A	N/A	-10.00%

S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A	-18.02%

(1)	Conservative Growth Portfolio commenced investment operations on May 1, 2002.
(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

ADDITIONAL INFORMATION

Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different that if it had invested strictly according to its objectives.

The Portfolios may be offered to Separate Accounts of both variable annuity and variable life insurance contracts sponsored by Insurance Companies and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in a Portfolio and the interests of Qualified Plans investing in such Portfolio may conflict. The Trust’s Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any conflict.

FEES & EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’ s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Fund Operating Expenses (expenses that are deducted from the Portfolio’s assets) (1)

	Variable Series
Annual Fund Operating Expenses (1)	Strategic	Conservative
(expenses that are deducted from fund assets)

Management fee	0.10%	0.10%

Other expenses (2)	5.04%	2.99%

Total annual fund operating expenses (before reimbursement by Advisor)	5.14%	3.09%

Reimbursement (3)	4.29%	2.24%

Net annual fund operating expenses (after reimbursement by Advisor) (3)	0.85%	0.85%

(1)	Each Portfolio invests principally in the Timothy Funds. As a result, each Portfolio indirectly will pay its proportionate share of the fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 2.70% for the Strategic Growth Portfolio, and from 0.85% to 2.70% for the Conservative Growth Portfolio. These expenses will be borne by the Portfolios, and are not included in the expenses reflected in the table above or the example below.

(2)	The Trust and the Adviser have entered into an agreement with the participating Insurance Companies, pursuant to which the Insurance Companies maintain the records related to the Portfolios’ shares in the Separate Accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services for an annual administrative services fee of 0.25% of each Portfolio’s assets.

(3)	The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio’s total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Adviser is subject to repayment by the Portfolio within the following three fiscal years if the portfolio is able to make the repayment without exceeding its current expense limitation.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    11

Example:

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Strategic	Conservative
One year	$87	$87
Three years	$1,156	$743
Five years	$2,222	$1,424
Ten years	$4,874	$3,244

PURCHASES & REDEMPTIONS OF SHARES

Purchases and redemptions of shares in any of the Portfolios may be made only by an Insurance Company for its separate accounts at the direction of Variable Contract owners or by a Qualified Plan on behalf of its participants. Please refer to the Prospectus of your Separate Account or Plan Document, as applicable, for information on how to direct investments in, or redemptions from, the Portfolios and any fees that may apply. Generally, the Insurance Company or Qualified Plan places orders for shares based on payments and withdrawal requests received from Separate Account owners or Plan Participants during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day during which a payment or withdrawal request is received by the Insurance Company or Qualified Plan. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your Separate Account or Plan Account. Those charges are disclosed in the Separate Account offering prospectus or plan document. The Trust reserves the right to suspend the offering of any of the Portfolio’s shares, or to reject any purchase order.

Purchase orders for shares of a Portfolio which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds normally will be wired to the Insurance Company or Qualified Plan on the next business day after receipt of the redemption instructions, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

OTHER PURCHASE INFORMATION

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for a Portfolio is based upon its net asset value per share. Net asset value per share of a Portfolio is calculated by adding the value of the Portfolio’s investments, cash and other assets, subtracting the Portfolio’s liabilities, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of each Portfolio’s shares is computed on each day on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

12    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

DIVIDENDS & DISTRIBUTIONS

Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a Variable Contract. Depending on the Separate Account, withdrawals from the Account may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

INVESTMENT ADVISER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized in December 1993. Timothy Partners is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. Timothy Partners supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolio. To determine which securities are Excluded Securities, Timothy Partners conducts its own research and consults a number of Christian ministries on these issues. Timothy Partners retains the right to change the sources from which it acquires its information, at its discretion. Covenant Funds, Inc., a Florida corporation, is the managing partner of Timothy Partners. For its services as investment advisor to the Portfolio, Timothy Partners receives an annual fee of 0.10% of the average daily net assets of each Portfolio.

PORTFOLIO MANAGER

Arthur D. Ally is primarily responsible for the day-to-day management of the Portfolios. Mr. Ally is President and Chairman of the Trust, as well as President and 70% shareholder of Covenant Funds. Mr. Ally founded The Timothy Plan in 1994 drawing from twenty-four years’ experience in the investment industry as an employee of Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.

PRINCIPAL UNDERWRITER

Timothy Partners acts as principal underwriter for the Trust. As underwriter, Timothy Partners facilitates the registration of each Portfolio’s shares under state securities laws and offers for sale its shares. Timothy Partners does not receive any compensation for serving as underwriter of the Trust.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    13

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period May 6, 2002 (commencement of operations) through December 31, 2002. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all period shown. This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Portfolio’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

	Period Ended 12/31/02(C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment (Loss)	(0.01)
Net Realized and Unrealized (Loss) on Investments	(1.74)

Total from Investment Operations	(1.75)

Less Distributions:
Dividends from Net Investment Income (Loss)	—
Dividends from Realized Gains	—

Total Distributions	—

Net Asset Value at End of Period	$8.25

Total Return(B)	(17.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,337

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	5.14	%(A)
After Reimbursement and Waiver of Expenses by Advisor	0.85	%(A)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(4.52	)%(A)
After Reimbursement and Waiver of Expenses by Advisor	(0.23	)%(A)

Portfolio Turnover	0.00%

(A)	Annualized.
(B)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.

14    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period May 1, 2002 (commencement of operations) through December 31, 2002. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with Separate Accounts, variable contracts or Qualified Plans that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for the all period shown. This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Portfolio’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

	Period ended 12/31/02(C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income	0.07
Net Realized and Unrealized (Loss) on Investments	(1.07)

Total from Investment Operations	(1.00)

Less Distributions:
Dividends from Net Investment Income (Loss)	(0.03)
Dividends from Realized Gains	—

Total Distributions	(0.03)

Net Asset Value at End of Period	$8.97

Total Return(B)	(10.00)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,505

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.09	%(A)
After Reimbursement and Waiver of Expenses by Advisor	0.85	%(A)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.45	)%(A)
After Reimbursement and Waiver of Expenses by Advisor	(0.79	)%(A)

Portfolio Turnover	6.48%

(A)	Annualized.
(B)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.

PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003    15

PRIVACY POLICY

The following is a description of the Portfolios’ policies regarding disclosure of nonpublic personal information that the Insurance Company provides to the Portfolios or that the Portfolios collect from other sources. Because you invest indirectly in Portfolios through Separate Accounts or Qualified Plans, the privacy policy of the Insurance Companies or Qualified Plans would govern how your nonpublic personal information would be shared with nonaffiliated third parties. Insurance Companies or Qualified Plans are currently the only shareholders of the Portfolios.

CATEGORIES OF INFORMATION THE PORTFOLIOS COLLECT:

The Portfolios may collect the following nonpublic personal information about shareholders:

•	Information the Portfolios receive from shareholders on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about shareholder transactions with the Portfolios or its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE PORTFOLIOS DISCLOSE:

The Portfolios do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Trust’s custodian, administrator and transfer agent) to process shareholder transactions and otherwise provide services to shareholders.

CONFIDENTIALITY AND SECURITY.

The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to shareholders. The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard shareholders’ nonpublic personal information.

FOR MORE INFORMATION

Additional information about the Portfolios is available in the Statement of Additional Information (SAI), a copy of which has been filed with the SEC and is incorporated by reference into this prospectus. Additional information about the Portfolios’ investments will be available in their annual and semi-annual reports to shareholders. In each Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. To request a free copy of the SAI or annual or semi-annual report, please contact the Timothy Plan at:

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail: Info@timothyplan.com

(800) 846-7526

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Portfolios (including the SAI) also can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolios is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No. 811-08228

16    PROSPECTUS FOR THE TIMOTHY PLAN PORTFOLIOS VARIABLE SERIES                May 1, 2003

(This page is not part of the prospectus.)

[LOGO]

T          H          E

TIMOTHY

P     L     A     N ®

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

[LOGO OF THE TIMOTHY PLAN]

                                                                             SAI
                                             Statement of Additional Information

                                                                     MAY 1, 2003

                                          Timothy Plan
                                          Strategic Growth Portfolio Variable
                                          Series

                                          Timothy Plan
                                          Conservative Growth Portfolio Variable
                                          Series

                      (This page intentionally left blank.)

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

      CONTENTS

   4  The Timothy Plan

   4  Investment Policies

   5  Investment Restrictions

   6  Investment Adviser

   6  Principal Underwriter

   6  Custodian

   7  Accountants

   7  Administrator

   7  Allocation of Portfolio Brokerage

   8  Code of Ethics

   8  Purchase of Shares

   8  Redemptions

   9  Officers and Trustees of the Trust

  10  Taxation

  11  Performance

  12  Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

THE TIMOTHY PLAN
This Statement of Additional Information describes the following Portfolios of
The Timothy Plan (the "Trust"):

Timothy Plan Strategic Growth Portfolio Variable Series
Timothy Plan Conservative Growth Portfolio Variable Series

MAY 1, 2003

Timothy Partners, Ltd.
1304 West Fairbanks Avenue
Winter Park, Florida 32789
(800) 846-7526

This Statement of Additional Information is in addition to and supplements the current prospectus of The Timothy Plan, dated May 1, 2003, relating to the
Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan
Strategic Growth Portfolio Variable Series only. Copies of the prospectus may be obtained from the Trust without charge by writing the Trust at 1304 West
Fairbanks Avenue, Winter Park, Florida 32789, or by calling the Trust at (800)
846-7526. Retain this Statement of Additional Information for future reference.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                               3

THE TIMOTHY PLAN
The Timothy Plan ("Trust") was organized as a Delaware business trust on
December 16, 1993. The Trust is registered with the Securities and Exchange
Commission as an open-end management investment company, and is authorized to create an unlimited number of series of shares and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently offers several portfolios of shares, two of which are: the
Timothy Plan Conservative Growth Portfolio Variable Series ("Conservative Growth
Portfolio") and the Timothy Plan Strategic Growth Portfolio Variable Series
("Strategic Growth Portfolio"), each a "Portfolio" and, collectively the
"Portfolios." This Statement of Additional Information applies to the Portfolios only. Each Portfolio offers a single class of shares without any sales charges or ongoing sales or distribution fees. The Portfolios are offered only to separate accounts (the "Separate Accounts") established by various insurance companies (collectively, the "Insurance Companies") and to certain eligible qualified retirement plans ("Qualified Plans"). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans.
The general public may not directly purchase shares of the Portfolios.

The Portfolios' shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.

INVESTMENT POLICIES

Each Portfolio seeks to achieve its objective by making investments selected in accordance with that Portfolio's investment restrictions and policies. Each
Portfolio invests primarily in Class A Shares of other portfolios of the Trust as described in the Portfolios' Prospectus (the "Timothy Funds"), without sales charges. Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the
Portfolios, the securities in which they or the underlying Timothy Funds may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated
objective by investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Adviser, Timothy
Partners, Ltd., conduct business in accordance with the stated philosophy and principles of the Timothy Funds. The following information supplements the information provided in the prospectus. The Portfolios may each invest in the following securities directly, or indirectly by investing in the Timothy Funds.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors.
Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Portfolios or the Timothy Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated
price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or
Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Timothy
Fund upon conversion of a convertible security will generally be held for so long as the adviser anticipates such stock will provide the Timothy Fund with opportunities which are consistent with its investment objectives and policies.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                               5

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs") ADRs are receipts typically issued by a
U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Timothy Funds may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The
Portfolios or Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Timothy Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the
"Code").

PORTFOLIO TURNOVER It is not the policy of any of the Timothy Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A sub-advisor will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step.
The Portfolios invest the majority of their assets in certain of the Traditional
Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Portfolios could be substantial and could cause the Timothy Funds to also experience additional turnover problems. The portfolio turnover rate for each Timothy Fund is set forth in the table below:

      FUND                                         2001            2002
      ------------------------------------------------------------------
      Small-Cap Value Fund                        61.41%          66.95%
      ------------------------------------------------------------------
      Large/Mid Cap Value Fund                    26.44%          36.79%
      ------------------------------------------------------------------
      Fixed-Income Fund                           20.28%          18.10%
      ------------------------------------------------------------------
      Money Market Fund                             N/A             N/A
      ------------------------------------------------------------------
      Aggressive Growth Fund /(1)/               113.39%         134.34%
      ------------------------------------------------------------------
      Large/Mid-Cap Growth Fund /(1)/             20.47%          52.28%
      ------------------------------------------------------------------

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects.
(See "Dividends and Distributions" in the applicable prospectus.)

/(1)/ The Aggressive Growth and Large/Mid Cap Growth Funds were first offered to the investing public on October 4, 2000; their increased portfolio turnovers were due to the initiation of buy and sale trading activities.

INVESTMENT RESTRICTIONS
In addition to those set forth in the Portfolios' current prospectus, the
Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio.
As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

        (1)     issue senior securities;

        (2)     engage in the underwriting of securities except insofar as a
                Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security;

        (3)     purchase or sell real estate or interests therein, although the
                Portfolio may each purchase Timothy Plan mutual funds that invest in the securities of issuers which engage in real estate operations;

        (4)     invest for the purpose of exercising control or management of another company;

        (5)     purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of companies which invest in or sponsor such programs;

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

        (6)     invest more than 25% of the value of a Portfolio's total assets in one particular industry, except for temporary defensive purposes;

        (7)     make purchases of securities on "margin", or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

        (8)     purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

        (9)     make loans of money or securities, except (i) by purchase of fixed income securities in which a Portfolio may invest
                consistent with its investment objectives and policies; or (ii)
                by investment in repurchase agreements.

        (10)    invest in securities of any company if any officer or trustee of the Trust or the Adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

        (11)    borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary
                borrowings are in an amount not exceeding 5% of a Portfolio's total assets at the time when the borrowing is made. This
                limitation does not preclude a Portfolio from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized;

        (12)    pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency
                purposes, such as to effect redemptions; or

        (13)    purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Portfolio's net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases a security, changes in values of particular Portfolio's assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

INVESTMENT ADVISER

The Trust has entered into an advisory agreement with Timothy Partners, Ltd.
("TPL" or the "Adviser"), 1304 West Fairbanks Avenue, Winter Park, Florida
32789, for the provision of investment advisory services on behalf of the Trust to each Portfolio, subject to the supervision and direction of the Trust's Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners,
Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the
Agreement, at an in-person meeting held on February 28, 2003. The Trust's Board of Trustees considered the factors described below prior to approving the
Agreement.

The Board requested and received a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Fund, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

In consideration of the Adviser's activities, the Board reviewed the criteria and considerations employed by the Adviser in the selection and retention of the sub-advisers managing the underlying Funds. Provided in advance of the meeting were the Funds' year-by-year total returns for each fiscal year since inception, the year-to-date return as of December 31, 2002, and the Funds' annual total returns for the one, five and ten years ended December 31, 2002, to the extent available, as compared to an appropriate broad-based securities index for each
Fund. The Board considered policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding each sub-adviser and its personnel.

After careful discussion and consideration, the Trustees' determined that the renewal of the Advisory Agreement for the Portfolios for the remaining period under the contract is in the best interests of the Fund's shareholders.

The investment advisory agreement and each sub-advisory agreement may be renewed after its initial two-year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement and each sub-advisory agreement will terminate automatically in the event of its assignment.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                               7

Pursuant to the investment advisory agreement with TPL, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not in limitation of the foregoing, the costs incurred in: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders' meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio. The Portfolios had not commenced operations prior to December 31, 2001, so no advisory fees were payable to TPL during such year.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Portfolios.

    FUND                                    2000             2001           2002
  ---------------------------------------------------------------------------------
    Strategic Growth Portfolio
    IA Fees Payable to TPL                                                $      460//(1)//
    Amount Reimbursed by TPL                                              $  (19,820)
  ---------------------------------------------------------------------------------
    Conservative Growth Portfolio
    IA Fees Payable to TPL                                                $      768//(2)//
    Amount Reimbursed by TPL                                              $  (17,132)
  ---------------------------------------------------------------------------------
    FUND                                    2000             2001           2002
  ---------------------------------------------------------------------------------
    Small-Cap Value Fund
    IA Fees Payable to TPL                $ 257,622       $ 301,143       $ 338,329
    Amount Reimbursed by TPL              $ (65,155)              0               0
  ---------------------------------------------------------------------------------
    Large/Mid-Cap Value Fund
    IA Fees Payable to TPL                $  34,131       $ 104,742       $ 170,897
    Amount Reimbursed by TPL              $ (42,380)              0               0
  ---------------------------------------------------------------------------------
    Fixed-Income Fund
    IA Fees Payable to TPL                $   5,620       $  17,047       $  56,751
    Amount Reimbursed by TPL              $ (51,983)      $ (32,486)      $ (39,234)
  ---------------------------------------------------------------------------------
    Money Market Fund
    IA Fees Payable to TPL                $   6,467       $  12,066       $  19,878
    Amount Reimbursed by TPL              $ (34,441)      $ (32,358)      $ (33,176)
  ---------------------------------------------------------------------------------
    Small-Cap Variable Series
    IA Fees Payable to TPL                $  25,198       $  41,963       $  55,555
    Amount Reimbursed by TPL              $ (15,863)      $ (33,560)      $ (34,673)
  ---------------------------------------------------------------------------------
    Aggressive Growth Fund
    IA Fees Payable to TPL                $     856       $  19,848       $  38,873
    Amount Reimbursed by TPL              $  (8,709)      $ (53,162)      $ (49,212)
  ---------------------------------------------------------------------------------
    Large/Mid-Cap Growth Fund
    IA Fees Payable to TPL                $   1,811       $  44,768       $ 104,074
    Amount Reimbursed by TPL              $  (8,486)      $ (41,329)      $ (26,641)
  ---------------------------------------------------------------------------------
    Strategic Growth Fund
    IA Fees Payable to TPL                $     237       $   9,041       $  22,738
    Amount Reimbursed by TPL              $  (9,113)      $ (19,993)      $ (13,709)
  ---------------------------------------------------------------------------------
    Conservative Growth Fund
    IA Fees Payable to TPL                $     147       $   6,255       $  21,442
    Amount Reimbursed by TPL              $  (8,889)      $ (27,566)      $ (26,271)
  ---------------------------------------------------------------------------------

//(1)//  For the period May 1, 2002 (commencement of operations) to 12/31/2002.
//(2)//  For the period May 6, 2002 (commencement of operations) to 12/31/2002.

PRINCIPAL UNDERWRITER

TPL acts as an underwriter of the Timothy Funds' and the Portfolios' shares for the purpose of facilitating the notice filing, of shares under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the
"Underwriting Agreement") approved by the Trustees. TPL is not compensated for serving as underwriter to the Portfolios.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Portfolios shall from time to time identify to TPL as states in which they wish to offer their shares for sale, in order that state notice filings may be maintained by the Portfolios.

TPL is a broker/dealer registered with the Securities and Exchange Commission and is a member in good standing of the National Association of Securities
Dealers, Inc.

The Portfolios shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of their shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the
Portfolios' investments. The custodian acts as the Portfolios' depository, safe-keeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolios' request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per Portfolio or (annualized) 1.20

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                               9

basis points (.000120) for the first $75 million in assets, 1.0 basis point
(.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all assets over $175 million per Portfolio.

ACCOUNTANTS

The firm of Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400,
Philadelphia, PA 19103, has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2003. Tait, Weller & Baker will perform an annual audit of the Portfolios' financial statements and provide financial, tax and accounting consulting services as requested. The fee paid to
Tait Weller by the Trust in 2001, 2002, and 2003 was $40,000 per year.

ADMINISTRATOR

Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 87, Valley
Forge, PA 19482 (Citco-Quaker), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative
Services Agreement dated May 01, 2003, under the Trust.

Under the Administrative Services Agreement, Citco-Quaker: (1) coordinates with the custodian and performs transfer agent services to the Portfolios; (2)
coordinates with, and monitors, any third parties furnishing services to the
Portfolios; (3) provides the Portfolios with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Portfolios as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the
Portfolios required by applicable law; (6) prepares and, after approval by the
Portfolios, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law; (7) reviews and submits to the officers of the Portfolio for their approval invoices or other requests for payment of the Portfolios' expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Portfolios as may be necessary in the opinion of
Citco-Quaker to perform its duties under the agreement. Pursuant to the
Agreement, Citco-Quaker shall receive a fee of $350,000 during the first twelve months of the agreement. Subsequent to the first twelve months, Citco-Quaker shall receive the greater of $350,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.15% of the next $200 million in assets, and 0.10% for all over $400 million in assets. Such fees are inclusive of up to 800 transactions per month; additional transactions are $5.00 each.

Prior to May 1, 2003, Unified Financial Services, Inc., 431 North Pennsylvania
Street, Indianapolis, IN 46204, provided Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative
Services Agreement dated July 1, 1999. For the Trust's fiscal years ended
December 31, 2000, 2001 and 2002, the Trust paid $280,526, $432,734, and
$619,303 respectively, for administrative fees.

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati,
Ohio 45202 ("AILIC") provides certain additional administrative services with respect to shares of the Portfolios purchased to fund variable annuity contracts and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement effective as of May 1, 2003 among
AILIC, the Trust and TPL.

Under the Participation Agreement, AILIC maintains the records related to each
Portfolio's shares held in the AILIC separate accounts, processes all purchases and redemptions of Portfolio shares within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from each Portfolio equal to 0.25% of the average daily net assets of the Portfolio held in the AILIC separate accounts. The Portfolios may enter into
Participation Agreements with other Insurance Companies independent of AILIC in the future.

ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser and each sub-advisor to the Timothy Funds, when effecting the purchases and sales of securities on behalf of the Portfolios or the Funds as applicable, securities for the account of the Portfolio or the Fund as applicable, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.
The Adviser and each sub-advisor to the Timothy Funds may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Adviser in connection with the Portfolios or the Funds, as applicable. Brokerage may also be allocated to dealers in consideration of each Portfolio's or Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

The Adviser is responsible for making the Portfolio's investment decisions subject to instructions described in the prospectus. TPL has entered into a soft dollar arrangement with UBS Paine Webber pursuant to which UBS Paine Webber prepares and provides, national manager searches, and certain quarterly reports to TPL and the Board of Trustees. TPL has directed the Timothy Funds'
sub-advisors to transact purchases and sales of securities through UBS Paine
Webber for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the rates charged by other broker/dealers performing the same or similar transactions. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage. Total commissions paid to UBS Paine Webber in
2002 pursuant to this arrangement were $69,073.

Securities held by one Portfolio may also be held by another Portfolio or other accounts for which the Adviser serves as an adviser. If purchases or sales of securities for a Portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of one or more Portfolios or other accounts, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees periodically reviews the brokerage placement practices of the Adviser and reviews the prices and commissions, if any, paid by the
Portfolios to determine if they were reasonable.

The Adviser also may consider sales of the variable annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Adviser may place portfolio trades for both Portfolios, or the Funds as applicable, with affiliated brokers.
As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust's procedures governing such affiliated trades and the Conduct Rules of the National
Association of Securities Dealers, Inc.

The Portfolios purchase only shares of the Timothy Funds at NAV, therefore no brokerage commissions are paid by the Portfolios.

CODE OF ETHICS
The Trust, the Adviser, and the principal underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Timothy Funds and the Portfolios. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

PURCHASE OF SHARES

The Portfolios currently offer their shares only to Separate Accounts established by various Insurance Companies and to certain Qualified Plans. The
Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance
Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has received an order from the Securities and Exchange Commission exempting the Portfolios from certain provisions of the
Investment Company Act, which permits the Portfolios to offer their shares to multiple Investment Companies and Qualified Plans. The Separate Accounts and
Qualified Plans will invest in the Portfolios in accordance with the instructions received from Separate Account owners or Plan participants, as applicable. Shares of the Portfolios are sold at net asset value as described in the prospectus.

REDEMPTIONS

The redemption price will be based upon the net asset value per share of a
Portfolio next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                              11

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that each Portfolio reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock
Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by a Portfolio is not reasonably predictable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange
Commission may by order permit for the protection of shareholders of the
Portfolios.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-
kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder.
Payments in excess of this limit will also be made wholly in cash unless the
Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any Portfolio securities paid or distributed in-kind would be valued as described under
"Purchases and Redemption of Shares" in the prospectus. In the event that an in-
kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Portfolio.

In-kind payments need not constitute a cross-section of a Portfolio's portfolio.
Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Portfolio completes such redemption in-
kind, that Portfolio will not recognize a gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize a gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

OFFICERS AND TRUSTEES OF THE TRUST
The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

INTERESTED TRUSTEES

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally*             Chairman and President     Indefinite; Trustee and President since 1994           11
1304 W Fairbanks Avenue
Winter Park, FL
                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1942                 President and controlling shareholder of Covenant Funds, Inc. ("CFI"),           None
                            a holding company. President and general partner of Timothy Partners,
                            Ltd. ("TPL"), the investment adviser and principal underwriter to each
                            Fund. CFI is also the managing general partner of TPL.

*  Mr. Ally is an "interested person" of the Trust, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and
TPL.

** Messrs. Boatwright, Sneddon and Staver are "interested persons" of the
Trust, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright**      Trustee, Secretary         Indefinite; Trustee and Secretary since 1995           11
1410 Hyde Park Drive
Winter Park, FL

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born: 1930                  Retired Minister. Currently serves as a consultant to the Greater                None
                            Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist
                            Church from 1970-1996.

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver**          Trustee                    Indefinite; Trustee since 2000                         11
210 East Palmetto Avenue
Longwood, FL  32750

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1956                 Attorney specializing in free speech, appellate practice and religious           None
                            liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon**           Trustee                    Indefinite; Trustee since 1997                         11
6001 Vineland Drive
Orlando, FL

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
                            Physician, Florida Hospital Centra Care.                                         None

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                              13

INDEPENDENT TRUSTEES

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Bill Dodson                 Trustee                    Indefinite; Trustee since 2001                         11
7120 N Whitney Avenue
Fresno, CA  93720

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1960                 Vice President - Sales, CPCF, Inc. a registered broker-dealer and a              None
                            subsidiary of the California Baptist Foundation and the California
                            Southern Baptist Convention. Mr. Dodson is a General Securities
                            Principal (Series 24) and licensed minister. Mr. Dodson has previous experience as a General Securities Representative (Series 7) with two national brokerage firms.

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.        Trustee                    Indefinite; Trustee since 1998                         11
640 Ft. Washington Avenue
Suite 6C
New York, NY  10040

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1957                 President, controlling shareholder of W.T. Fyler, Jr./Ephesus, Inc., a           None
                            New York State registered investment advisory firm. Founding member of the National Association of Christian Financial Consultants.

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella            Trustee                    Indefinite; Trustee since 2000                         11
1215 Fern Ridge Parkway
Suite 110
Creve Coeur, MO  63141

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1955                 Principal and co-founder of Integrity Investors, LLC., a registered              None
                            investment advisory firm.Co-founder, President and director of the
                            National Association of Christian Financial Consultants. Mr. Minnella
                            is a Registered Investment Principal (NASD Series 24), and a
                            registered investment adviser (NASD Series 65).

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson           Trustee                    Indefinite; Trustee since 2000                         11
1145 Cross Creek Circle
Altamonte Springs, FL

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1934                 Certified Public Accountant. Director of Operations, National Multiple           None
                            Sclerosis Society Mid Florida Chapter. Formerly Director of Finance,
                            Hospice of the Comforter, Inc. Formerly Comptroller, Florida United
                            Methodist Children's Home, Inc. Formerly Credit Specialist with the
                            Resolution Trust Corporation and Senior Executive Vice President,
                            Barnett Bank of Central Florida, N.A. Formerly managing partner,
                            Arthur Andersen, CPA firm, Orlando, Florida branch.

                                                                                                      Number of Portfolios
                            Position(s)                Term of Office                                 in Fund Complex
Name, Age and Address       Held With Trust            and Length of Time Served                      Overseen by Trustee
-------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington        Trustee, Treasurer         Indefinite; Trustee and Treasurer since 1994           11
442 Raymond Avenue
Longwood, FL

                            ---------------------------------------------------------------------------------------------
                                                                                                      Other Directorships
                            Principal Occupation During Past 5 Years                                  Held by Trustee
                            ---------------------------------------------------------------------------------------------
Born:  1930                 Retired Air Force Officer. Past President, Westwind Holdings, Inc., a            None
                            development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997.
                            President, Designer Services Group 1980-1988.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment
Adviser" and "Underwriter," review such actions and decide on general policy.
Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31,
2002, the Trust did not pay compensation to any of its Trustees.

The Trust has an audit committee composed of the following independent Trustees:
Messrs. Pennington, Flyer, Nelson, Minnella and Dodson. Pursuant to Section 407
of the Sarbanes-Oxley Act of 2002, Messrs Nelson and Dodson serve on the audit committee in the capacity of financial experts as defined in the Act. The audit committee met one times during the Trust's fiscal year ended December 31, 2002.
The function of the audit committee is to oversee the Trust's accounting and financial reporting policies, practices and internal controls.

The Portfolios may be offered to Insurance Company Separate Accounts of both variable annuity and variable life insurance contracts and to Qualified Plans.
Due to differences in tax treatment and other considerations, the interests of various contract owners participating in a Portfolio and the interests of
Qualified Plans investing in such Portfolio may conflict. The Trust's Board of
Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any conflict

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

                                    Dollar Range of Equity   Aggregate Dollar Range of Equity Securities in all Funds
Name of Person                      Securities each Fund     overseen by Director in the Timothy Plan Family of Funds
---------------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------------------------------
Arthur D. Ally                      None                                  $      1   -    $  10,000
---------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright                None                                          Over    $ 100,000
---------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon                     None                                          Over    $ 100,000
---------------------------------------------------------------------------------------------------------------------
Mathew D. Staver                    None                                  $ 50,001   -    $ 100,000
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
William Dodson                      None                                                      None
---------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.                None                                                      None
---------------------------------------------------------------------------------------------------------------------
Mark A. Minnella                    None                                  $      1   -    $  10,000
---------------------------------------------------------------------------------------------------------------------
Charles E. Nelson                   None                                                      None
---------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington                None                                  $ 10,001   -    $  50,000
---------------------------------------------------------------------------------------------------------------------

Trustees, for their services to the Fund, may purchase class A shares of the
Timothy Funds at Net Asset Value; commissions normally charged on A share purchases are waived.

No compensation was paid to any Trustee by the Trust during the past calendar year, as set forth in the table below.

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Pension or Retirement                              Total Compensation From
                                  Aggregate Compensation  Benefits Accured As      Estimated Annual Benefit  Fund and Fund Complex
Name of Person, Position          from Funds              Part of Funds Expenses   Upon Retirement           Paid to Directors
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally, Chairman          0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright, Secretary   0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon, Trustee          0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver, Trustee         0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
William Dodson, Trustee           0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr., Trustee     0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella, Trustee         0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson, Trustee        0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington, Trustee     0                       0                        0                         0
-----------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                              15

TAXATION
The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code").

In order to so qualify, a Portfolio must, among other things (i) derive at least
90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

In addition to the diversification requirements applicable to all registered investment companies ("RICs"), Section 817(h) of the Internal Revenue Code
imposes certain diversification requirements on the assets underlying variable annuity and variable life contracts including, as described herein, when those assets are shares in a RIC. The Portfolios intend to comply with these diversification regulations. By meeting these and other requirements, participating Insurance Companies, rather than the holders of variable annuity contracts and variable life policies, should be subject to tax on distributions received with respect to shares of the Portfolios. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.
Participating Insurance Companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a
Portfolio's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax.

The following discussion is only relevant to the extent that the applicable
Portfolio's shares are held by an entity that is not exempt from federal income taxes or is subject to the tax on unrelated business taxable income:

Distributions declared by a Portfolio during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received. Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolio. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long- term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Portfolio may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Portfolio will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

VOTING RIGHTS.
Each Insurance Company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each Insurance Company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing Insurance
Company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received.
All Portfolio shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each Insurance
Company will be voted by that Insurance Company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii)
the shares that are voted in proportion to such voting instructions are received. Shares held by Qualified Plans will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

RESOLVING MATERIAL CONFLICTS.
Currently, shares in the Portfolios are available only to separate accounts established by Annuity Investors Life Insurance Company. In the future, shares may be offered to other Insurance Companies independent from AILIC and certain eligible qualified retirement plans ("Qualified Plans"), and as an investment vehicle for variable life insurance or variable annuity products sponsored by other Insurance Companies.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners.
Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of
Insurance Companies of unaffiliated Insurance Companies. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Timothy Plan Fund in which the Portfolios invest or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the
Trust, each Insurance Company investing in the Portfolios is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

PERFORMANCE

Performance information for the shares of the Portfolio will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND
YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS' EXPENSES, BUT DO NOT
INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT OR
QUALIFIED PLAN.

BECAUSE SHARES OF THE PORTFOLIO MAY BE PURCHASED ONLY THROUGH THE INSURANCE
COMPANIES OR QUALIFIED PLANS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR
INSURANCE CONTRACT OR PLAN DOCUMENT FOR INFORMATION ON RELEVANT CHARGES AND
EXPENSES. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolio' performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolio investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the
Portfolio may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolio over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-
standardized performance quotation furnished by a Portfolio be accompanied by certain standardized performance information computed as required by the
Commission. Current yield and total return quotations used by the Portfolio are based on the standardized methods of computing performance mandated by the
Commission. An explanation of those and other methods used by the Portfolio to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital
appreciation/depreciation

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                              17

and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees.
According to the Commission formula:

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003

P(1+T)[POWER OF n] = ERV

Where:           P   = a hypothetical initial payment of $1,000.
                 T   = average annual total return.
                 N   = number of years.
               ERV   = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the one, five or
                       ten-year periods, determined at the end of the one, five
                       or ten-year periods (or fractional portion thereof).

                                               Average Annual Returns
                                                 (as of 12/31/2002)
---------------------------------------------------------------------------------------------------
                                                                                Since     Inception
                                            1-Year  3-Year  5-Year  10-Year   Inception      Date
---------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth Portfolio
  Return without sales load                  N/A      N/A     N/A     N/A      -10.00%    May 1, 02
---------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth Portfolio
  Return without sales load                  N/A      N/A     N/A     N/A      -17.50%    May 6, 02
---------------------------------------------------------------------------------------------------

COMPARISONS AND ADVERTISEMENTS
To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications.
Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

                  Lipper Mutual Fund Performance Analysis;
                  Lipper Mutual Fund Indices;
                  CDA Weisenberger; and
                  Morningstar

From time to time, the Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Portfolios' philosophy (and are screened out as unacceptable Portfolio holdings), channels of distribution and organizations which endorse the Portfolios as consistent with their philosophy of investment.

ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering ("AML") compliance program as required by the USA Patriot Act of 2001. To ensure compliance with this law, the
Trust's AML program provides for the development of internal practices, procedures and controls, designation of AML compliance officers, ongoing training and education regarding AML procedures and an independent audit function to determine the effectiveness of the AML program. Procedures under the
AML program include, but are not limited to, determining that the Trust's principal underwriter and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified as required under the provisions of the USA Patriot Act. As required by the USA Patriot Act, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of such an account to a government agency.

CONTROL PERSONS
As of March 31, 2003, Annuity Investors Life Insurance Company, FBO its annuity investors, owned 100% of the shares of each Portfolio and, therefore, may be deemed to control each Portfolio.

FINANCIAL STATEMENTS.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                              19

Each Portfolio's financial statements, including the notes thereto, for the period from its commencement of operations to the fiscal year ended December 31,
2002, which have been audited by Tait, Weller & Baker, independent accountants, are hereby incorporated by reference from the Trust's 2002 Annual Report to
Shareholders.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                                     May 1, 2003
                                                                              20

[GRAPHIC APPEARS HERE]

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526